Parent Company Only Financial Information (Condensed Statements of Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income:
Foreign exchange losses-net	¥ (113,073)	¥ (61,755)	¥ (38,955)
Expense:
Income before income tax expense	2,262,656	1,420,443	1,415,871
Income tax benefit	666,020	337,917	296,020
Net income attributable to Mitsubishi UFJ Financial Group	1,531,127	1,015,393	1,069,124
MUFG [Member]
Income:
Dividends from subsidiaries and affiliated companies	579,180	255,175	220,050
Dividends from subsidiaries and affiliated companies, Banking subsidiaries	457,159	207,771	184,462
Dividends from subsidiaries and affiliated companies, Non-banking subsidiaries and affiliated companies	122,021	47,404	35,588
Management fees from subsidiaries	22,059	18,922	17,154
Interest income	450	73	77
Foreign exchange losses-net	(86,038)	(44,544)	(59,375)
Other income	906	294	634
Total income	516,557	229,920	178,540
Expense:
Operating expenses	20,791	18,304	15,952
Interest expense to subsidiaries and affiliated companies	28,929	28,897	30,501
Interest expense	387	1,121	1,122
Other expense	1,019	591	2,620
Total expense	51,126	48,913	50,195
Equity in undistributed net income of subsidiaries and affiliated companies-net	1,036,350	793,548	937,673
Income before income tax expense	1,501,781	974,555	1,066,018
Income tax benefit	(29,346)	(40,838)	(3,106)
Net income attributable to Mitsubishi UFJ Financial Group	¥ 1,531,127	¥ 1,015,393	¥ 1,069,124